Principal Accounting Policies - Schedule of Unobservable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Investments	¥ 1,353,670	$ 207,459	¥ 1,305,386
Long-term Investments	266,866	40,899	1,305,612
Fair Value, Inputs, Level 3 [Member]
Short-term Investments			114,043
Long-term Investments	71,506	10,959	711,927
Contingent consideration for acquisitions - short term	7,696	1,179	19,273
Contingent consideration for acquisitions - long term	¥ 3,054	$ 468	¥ 10,947